Stock-Based Compensation - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 12, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Maximum number of shares of common stock reserved for issuance		3,682,634		3,716,902
Stock based compensation expense		$ 192,123	$ 1,450	$ 3,759	$ 571
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 600,000
Maximum Number of Shares Per Employee		100,000
Share-based Payment Arrangement, Accelerated Cost		$ 80,522
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		8,727
Common Stock [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of shares purchased for issuance under share-based payment arrangement.		42,179	136,867
Stock options to purchase common stock
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of options granted		136,867		42,179	0
Weighted average fair value of the options granted		$ 4.77	$ 0.25	$ 0.23
Stock based compensation expense		$ 181,533	$ 1,020	$ 2,813	$ 571
Weighted average period		1 year 4 months 24 days		3 years
Restricted Stock [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock based compensation expense		$ 10,590	$ 430	$ 0	$ 946
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 0.1		$ 3,141
Weighted average period		3 years 4 months 24 days		3 years
2018 Stock Option And Grant Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Maximum number of shares of common stock reserved for issuance						850,000
Number of authorised shares reserved for issuance under plan increased	268,869
Number of Shares of common stock remaining and available for issuance		130,305		301,440